Business Combination - Summary of Information Technology (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021	Jul. 01, 2021
Platform [Member]
Business Acquisition [Line Items]
Estimated useful lives	5 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful lives	10 years
Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired				¥ 3,982
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Platform [Member]
Business Acquisition [Line Items]
Estimated useful lives		8 years
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful lives		10 years
Beijing Bang Li De Network Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired			¥ 36,657
Beijing Bang Li De Network Technology Co., Ltd [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Estimated useful lives		10 years
Beijing Bang Li De Network Technology Co., Ltd [Member] | Non Compete Commitment [Member]
Business Acquisition [Line Items]
Estimated useful lives		8 years